Right of Use Asset and Lease Liability (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Right of Use Asset and Lease Liability
Right of use asset	Building

Cost
Balance, January 1, 2019	$-
Additions	1,127,534
Disposal (1)	(892,300)
Effect of changes in foreign exchange rates	2,966

Balance, December 31, 2019	238,200
Additions	465,068
Lease modification	(47,939)
Effect of changes in foreign exchange rates	(2,097)

Balance, December 31, 2020	$653,232

Accumulated Amortization
Balance, January 1, 2019	-
Amortization	15,683

Balance, December 31, 2019	15,683
Amortization	116,057
Effect of changes in foreign exchange rates	806

Balance, December 31, 2020	132,546
Carrying Amounts
At December 31, 2019	$222,517

At December 31, 2020	$520,686

Lease liability

Balance, January 1, 2019	$-
Additions	1,127,534
Interest expense	4,705
Interest included in discontinued operations	74,494
Lease payments	(19,162)
Lease payments included in discontinued operations	(258,460)
Disposal (1)	(695,733)
Effect of changes in foreign exchange rates	(9,620)

Balance, December 31, 2019	223,758
Interest expense	44,655
Lease modification	(48,725)
Additions	452,385
Lease payments	(144,142)
Effect of changes in foreign exchange rates	4,066

Balance, December 31, 2020	$531,997

(1)	The Company disposed of $892,000 of right of use asset and $695,733 of lease liability on November 8, 2019 with the sale of DenseLight on November 8, 2019 (Note 23).